UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2014

1.805742.110

CAS-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 63.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 8.8%
BMO Harris Bank NA
	2/17/15 to 2/18/15	0.25%	$ 300,000	$ 300,000
Branch Banking & Trust Co.
	9/25/14	0.22	305,000	305,000
Citibank NA
	9/23/14 to 12/17/14	0.21 to 0.23	3,993,000	3,993,000
RBS Citizens NA
	9/29/14	0.30	573,000	573,000
State Street Bank & Trust Co., Boston
	11/24/14	0.22	300,000	300,000
Wells Fargo Bank NA
	9/11/14 to 3/16/15	0.21 (d)	4,620,000	4,620,000
				10,091,000
London Branch, Eurodollar, Foreign Banks - 3.2%
Commonwealth Bank of Australia
	12/22/14	0.22	219,000	219,000
Credit Agricole SA
	9/2/14	0.25	500,000	500,000
National Australia Bank Ltd.
	10/24/14 to 1/5/15	0.21 to 0.22 (d)	2,970,000	2,970,000
				3,689,000
New York Branch, Yankee Dollar, Foreign Banks - 51.4%
Bank of Montreal Chicago CD Program
	4/10/15 to 5/14/15	0.21 to 0.25 (d)	1,112,000	1,112,000
Bank of Nova Scotia
	10/3/14 to 5/20/15	0.22 to 0.32 (d)	5,135,000	5,135,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	9/10/14 to 2/24/15	0.24 to 0.25	5,214,000	5,214,000
BNP Paribas New York Branch
	9/15/14	0.26	860,000	860,000
Canadian Imperial Bank of Commerce
	1/30/15 to 5/13/15	0.25 to 0.30 (d)	2,057,000	2,057,000
Credit Agricole CIB
	9/2/14 to 9/3/14	0.24	1,500,000	1,500,000
Credit Industriel et Commercial
	9/2/14 to 9/4/14	0.13	2,151,000	2,151,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse AG
	9/8/14 to 11/14/14	0.25 to 0.31% (d)	$ 2,465,000	$ 2,465,000
Deutsche Bank
	10/27/14	0.29	1,700,000	1,700,000
HSBC Bank U.S.A., NA
	9/22/14	0.21	196,000	196,000
KBC Bank NV
	9/4/14 to 9/5/14	0.13	1,940,000	1,940,000
Mitsubishi UFJ Trust & Banking Corp.
	10/10/14	0.28	217,000	217,000
Mizuho Corporate Bank Ltd.
	9/5/14 to 1/2/15	0.25	4,876,000	4,876,000
Natexis Banques Populaires New York Branch
	9/2/14 to 12/2/14	0.12 to 0.26	5,738,000	5,737,998
National Bank of Canada
	11/7/14 to 2/13/15	0.32 to 0.37 (d)	3,012,000	3,011,865
Rabobank Nederland New York Branch
	1/5/15	0.21 (d)	469,000	469,000
Royal Bank of Canada
	4/9/15 to 7/23/15	0.23 to 0.24 (d)	1,437,000	1,437,000
Sumitomo Mitsui Banking Corp.
	9/2/14 to 2/17/15	0.22 to 0.32 (d)	5,738,000	5,738,000
Sumitomo Mitsui Trust Banking Ltd.
	9/8/14 to 1/2/15	0.24 to 0.26	4,723,000	4,723,000
Svenska Handelsbanken, Inc.
	9/22/14 to 9/25/14	0.22	1,463,000	1,463,005
Swedbank AB
	12/8/14 to 12/12/14	0.25	1,108,000	1,108,000
Toronto-Dominion Bank
	9/11/14 to 6/8/15	0.22 to 0.25 (d)	2,157,000	2,157,000
UBS AG
	10/3/14 to 1/27/15	0.22 to 0.27 (d)	3,656,000	3,656,000
				58,923,868
TOTAL CERTIFICATE OF DEPOSIT (Cost $72,703,868)				72,703,868
Financial Company Commercial Paper - 10.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Bank of Nova Scotia
	5/22/15	0.28%	$ 510,000	$ 508,957
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	9/26/14	0.25	70,000	69,988
BNP Paribas Finance, Inc.
	9/3/14	0.13	432,000	431,997
Commonwealth Bank of Australia
	2/23/15	0.22 (d)	150,000	150,000
JPMorgan Securities LLC
	9/3/14 to 11/25/14	0.23 to 0.27 (d)	1,912,000	1,911,722
Landesbank Baden-Wurttemberg
	9/2/14 to 9/5/14	0.15	4,886,000	4,885,956
Lloyds Bank PLC
	9/2/14 to 9/3/14	0.11	1,510,000	1,509,993
Skandinaviska Enskilda Banken AB
	12/30/14 to 12/31/14	0.22	626,000	625,538
Svenska Handelsbanken, Inc.
	9/22/14	0.22	151,000	150,981
Swedbank AB
	1/12/15 to 1/30/15	0.25	903,000	902,102
Toyota Motor Credit Corp.
	9/15/14 to 9/16/14	0.21 (d)	545,000	545,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $11,692,234)				11,692,234
Asset Backed Commercial Paper - 0.3%

Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
(Cost $398,930)	9/19/14	0.35	399,000	398,930
Other Commercial Paper - 0.9%

Caisse centrale Desjardins
	9/2/14	0.11	216,000	215,999
Dominion Resources, Inc.
	9/3/14	0.25	17,000	17,000
Other Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Hewlett-Packard Co.
	9/5/14 to 10/2/14	0.28 to 0.31%	$ 200,000	$ 199,971
NBCUniversal Enterprise, Inc.
	9/19/14	0.25	81,000	80,990
Northeast Utilities
	9/4/14 to 9/11/14	0.23	171,003	170,998
Sempra Global
	9/23/14	0.29	26,000	25,995
The Coca-Cola Co.
	12/17/14 to 1/30/15	0.20	265,000	264,809
TOTAL OTHER COMMERCIAL PAPER (Cost $975,762)				975,762
Treasury Debt - 4.2%

U.S. Treasury Obligations - 4.2%
U.S. Treasury Notes
(Cost $4,823,124)	9/15/14 to 7/31/15	0.08 to 0.17	4,793,000	4,823,124
Other Note - 1.2%

Medium-Term Notes - 1.2%
Dominion Resources, Inc.
	10/14/14	0.36 (b)(d)	327,000	327,000
Svenska Handelsbanken AB
	2/13/15 to 2/27/15	0.29 to 0.31 (b)(d)	1,024,000	1,024,000
TOTAL OTHER NOTE (Cost $1,351,000)				1,351,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	9/5/14	0.15 (d)	181,000	181,000
Texas - 0.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 B, VRDN
	9/2/14	0.19 (d)	28,400	28,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $209,400)				209,400
Government Agency Debt - 3.7%
		Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 3.7%
Federal Home Loan Bank
(Cost $4,289,679)	10/3/14 to 6/9/16	0.07 to 0.25% (c)(d)	$ 4,290,000	$ 4,289,679
Other Instrument - 4.3%

Time Deposits - 4.3%
Credit Agricole CIB
	9/2/14	0.10	1,497,000	1,497,000
DNB Bank ASA
	9/2/14	0.07	3,100,000	3,100,000
ING Bank NV
	9/2/14	0.10	333,000	333,000
TOTAL OTHER INSTRUMENT (Cost $4,930,000)				4,930,000
Government Agency Repurchase Agreement - 0.9%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) #	$ 27,511	27,511
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $384,593,409, 1.79% - 6.5%, 1/1/19 - 4/1/44)	377,061	377,000
7/30/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $295,827,937, 2.12% - 6.5%, 8/1/25 - 7/1/44)	290,051	290,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $364,025,439, 0% - 6.5%, 9/4/14 - 9/1/44)	356,179	356,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,050,511)		1,050,511
Other Repurchase Agreement - 10.8%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 10.8%
With:
BNP Paribas Securities Corp. at:
0.23%, dated 8/13/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $88,211,270, 0% - 7.88%, 12/15/15 - 3/15/45)	$ 84,016	$ 84,000
0.41%, dated 8/11/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $30,247,578, 3.5% - 11.75%, 3/15/17 - 7/15/37)	28,010	28,000
Citigroup Global Markets, Inc. at:
0.2%, dated 8/29/14 due 9/2/14 (Collateralized by Equity Securities valued at $483,850,754)	448,010	448,000
0.25%, dated 8/26/14 due 9/2/14 (Collateralized by Equity Securities valued at $60,482,979)	56,003	56,000
0.78%, dated 7/15/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $116,700,454, 0.9% - 3.25%, 3/15/16 - 9/15/21)	110,219	110,000
1%, dated 8/15/14 due 1/2/15 (Collateralized by Corporate Obligations valued at $301,470,660, 0.11% - 6.95%, 6/15/29 - 10/18/52)	280,628	279,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $48,412,700, 0% - 10.5%, 2/1/17 - 9/15/42)	47,002	47,000
0.38%, dated 8/29/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $948,240,737, 0% - 36.27%, 4/25/23 - 11/3/51)	878,037	878,000
0.4%, dated:
8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $473,051,634, 0.29% - 8%, 3/15/28 - 6/25/47)	438,034	438,000
8/28/14 due 9/4/14 (Collateralized by Corporate Obligations valued at $473,046,254, 0.24% - 8.85%, 1/25/28 - 1/25/43)	438,034	438,000
0.42%, dated 8/26/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $169,159,033, 0.5% - 5.82%, 5/15/25 - 12/25/48)	161,013	161,000
0.65%, dated:
8/5/14 due 11/3/14 (Collateralized by Corporate Obligations valued at $117,771,150, 1.85% - 11.75%, 6/15/17 - 12/24/33)	109,177	109,000
8/7/14 due 11/5/14 (Collateralized by Corporate Obligations valued at $360,864,699, 0.22% - 7%, 12/25/27 - 6/25/47)	334,543	334,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.65%, dated:
8/28/14 due:
10/9/14 (Corporate Obligations valued at $237,608,608, 0.3% - 9.68%, 11/27/24 - 10/15/48)	$ 220,167	$ 220,000
10/31/14 (Collateralized by Corporate Obligations valued at $182,854,519, 0.5% - 6.22%, 1/13/25 - 2/15/51)	174,201	174,000
0.7%, dated:
4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $142,122,783, 0% - 4.75%, 10/27/25 - 11/1/47)	135,475	135,000
4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $98,532,773, 5.5% - 12.13%, 11/15/16 - 1/15/25)	91,322	91,000
J.P. Morgan Clearing Corp. at:
0.63%, dated:
6/19/14 due 11/28/14 (Collateralized by Equity Securities valued at $155,631,863)	143,526	143,000
8/27/14 due 11/28/14 (Collateralized by Equity Securities valued at $239,143,028)	220,585	220,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Equity Securities valued at $253,909,248)	233,750	233,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 8/27/14 due 9/3/14 (Collateralized by U.S. Government Obligations valued at $226,603,129, 0.5% - 13.26%, 3/15/32 - 8/25/44)	220,009	220,000
0.59%, dated 6/4/14 due 11/28/14 (Collateralized by Commercial Paper valued at $69,111,066, 10/10/14 - 5/14/15)	67,217	67,000
0.61%, dated:
5/14/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $229,376,795, 2.25% - 50%, 2/20/35 - 2/15/51)	212,754	212,000
6/4/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $451,018,055, 0% - 7%, 11/5/21 - 6/12/50)	418,399	417,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $162,140,031, 0.24% - 6.25%, 7/15/19 - 8/12/48)	150,310	150,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.63%, dated:
6/18/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $601,236,626, 0% - 12.37%, 4/15/17 - 2/15/51)	$ 558,316	$ 556,000
7/16/14 due 11/28/14 (Collateralized by Mortgage Loan Obligations valued at $140,508,470, 0.22% - 5.07%, 3/25/35 - 5/25/46)	130,478	130,000
8/15/14 due 11/28/14 (Collateralized by Equity Securities valued at $189,181,389)	174,466	174,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 8/28/14 due 9/4/14 (Collateralized by U.S. Government Obligations valued at $574,166,918, 0% - 6.4%, 7/15/37 - 5/20/61)	558,025	558,000
0.35%, dated 8/29/14 due 9/2/14 (Collateralized by Municipal Bond Obligations valued at $167,406,521, 0% - 6.35%, 5/1/16 - 8/1/57)	155,006	155,000
0.5%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $463,150,349, 0% - 7.25%, 9/2/14 - 2/10/51)	450,025	450,000
0.55%, dated 8/29/14 due 9/2/14 (Collateralized by Mortgage Loan Obligations valued at $476,309,106, 0% - 9.8%, 9/20/15 - 2/12/51)	441,027	441,000
0.78%, dated:
7/7/14 due 10/6/14 (Collateralized by Equity Securities valued at $268,170,858)	248,489	248,000
7/14/14 due 10/14/14 (Collateralized by Equity Securities valued at $292,997,083)	271,540	271,000
7/15/14 due 10/14/14 (Collateralized by Equity Securities valued at $118,923,601)	110,215	110,000
0.85%, dated 8/28/14 due 10/31/14 (Collateralized by Corporate Obligations valued at $693,441,855, 0% - 13%, 1/15/15 - 8/15/56)	642,970	642,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.21%, dated 8/26/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $73,503,003, 0.61% - 6.75%, 10/15/15 - 10/18/43)	70,003	70,000
0.26%, dated:
8/4/14 due 9/4/14 (Collateralized by Equity Securities valued at $64,813,584)	60,013	60,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated:
8/7/14 due 9/5/14 (Collateralized by Equity Securities valued at $88,576,632)	$ 82,019	$ 82,000
8/21/14 due 9/5/14 (Collateralized by Equity Securities valued at $104,769,101)	97,022	97,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
8/19/14 due 9/2/14 (Collateralized by Equity Securities valued at $132,855,524)	123,014	123,000
8/26/14 due 9/5/14 (Collateralized by Equity Securities valued at $88,647,935)	82,010	82,000
8/28/14 due 9/5/14 (Collateralized by Equity Securities valued at $44,281,850)	41,005	41,000
0.52%, dated 8/27/14 due 9/5/14 (Collateralized by Mortgage Loan Obligations valued at $43,050,031, 0.86% - 5.99%, 11/25/33 - 6/17/49)	41,008	41,000
0.91%, dated:
6/2/14 due 9/2/14 (Collateralized by Mortgage Loan Obligations valued at $131,714,427, 0% - 12.38%, 9/5/14 - 4/15/49)	123,286	123,000
7/21/14 due 10/17/14 (Collateralized by Corporate Obligations valued at $88,656,260, 0.27% - 2.56%, 3/25/35 - 2/28/40)	82,182	82,000
7/23/14 due 10/21/14 (Collateralized by Corporate Obligations valued at $88,379,786, 0.31% - 8.25%, 4/30/17 - 8/25/46)	82,187	82,000
8/4/14 due 11/3/14 (Collateralized by Corporate Obligations $130,915,662, 0% - 9.25%, 10/16/14 - 1/1/43)	123,283	123,000
8/7/14 due 11/5/14 (Collateralized by U.S. Government Obligations valued at $85,365,167, 0.31% - 7.26%, 9/25/14 - 1/20/44)	82,187	82,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $88,338,914, 0.43% - 8.75%, 8/31/15 - 9/15/65)	82,279	82,000
RBC Capital Markets Co. at:
0.25%, dated 8/19/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $135,820,519, 1.8% - 20%, 8/1/19 - 6/20/62)	132,013	132,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.29%, dated 6/23/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $156,387,569, 0% - 1,181.25%, 2/25/17 - 9/1/44)	$ 152,113	$ 152,000
0.38%, dated 8/18/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $143,662,744, 3.38% - 14.75%, 9/15/15 - 6/24/44)	133,021	133,000
0.4%, dated 8/26/14 due 9/5/14 (Collateralized by Mortgage Loan Obligations valued at $47,324,909, 0.32% - 9.1%, 1/20/21 - 2/15/51)	44,007	44,000
SG Americas Securities, LLC at:
0.25%, dated 8/26/14 due 9/2/14 (Collateralized by Equity Securities valued at $300,254,666)	278,014	278,000
0.26%, dated 8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $147,006,371, 0.35% - 9.7%, 1/26/15 - 4/8/68)	140,007	140,000
0.35%, dated 8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $241,408,280, 0.52% - 12.75%, 10/1/14 - 10/1/77)	224,015	224,000
UBS Securities LLC at 0.43%, dated 7/8/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $238,650,889, 0% - 7%, 5/1/15 - 12/15/43)	221,243	221,000
Wells Fargo Securities, LLC at:
0.4%, dated:
8/26/14 due 9/2/14 (Collateralized by Commercial Paper valued at $145,277,085, 9/9/14 - 11/17/14)	140,011	140,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at 0.4%:
8/27/14 due 9/3/14 (Collateralized by Corporate Obligations valued at $147,328,700, 0% - 11%, 9/8/14 - 11/15/67)	$ 140,011	$ 140,000
0.75%, dated 7/29/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $150,051,263, 0% - 10%, 9/24/14 - 6/1/42)	139,266	139,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $12,340,000)		12,340,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $114,764,508)		114,764,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(90,823)
NET ASSETS - 100%		$ 114,673,685
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,351,000,000 or 1.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,511,000 due 9/02/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 3,985
Bank of America NA	6,871
HSBC Securities (USA), Inc.	1,137
Mizuho Securities USA, Inc.	2,097
Societe Generale	4,614
Wells Fargo Securities LLC	8,807
$ 27,511
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $114,764,508,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2014

1.805753.110

FUS-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Notes
2/28/15	0.15%	$ 16,000
(Cost $16,176)			$ 16,176
Government Agency Debt - 45.3%

Federal Agencies - 45.3%
Fannie Mae
9/11/14 to 10/21/15	0.13 to 0.15 (b)	92,000	92,000
Federal Farm Credit Bank
1/12/15 to 1/13/15	0.15 (b)	15,000	14,999
Federal Home Loan Bank
9/3/14 to 12/11/15	0.08 to 0.25 (b)	845,090	845,142
Freddie Mac
9/22/14 to 7/17/15	0.10 to 0.19 (b)	75,088	75,084
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,027,225)			1,027,225
Government Agency Repurchase Agreement - 54.0%
	Maturity Amount (000s)
In a joint trading account at 0.07% dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) #	$ 533,120	533,116
With:
BNP Paribas Securities Corp. at 0.08%, dated:
7/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $61,508,817, 2.14% - 4.5%, 6/1/42 - 5/20/44)	60,305	60,297
8/19/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $24,499,068, 4% - 4.5%, 5/20/42 - 4/20/44)	24,020	24,018
Deutsche Bank Securities, Inc. at 0.09%, dated 8/26/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $23,690,415, 3%, 9/25/44)	23,000	23,000
ING Financial Markets LLC at 0.09%, dated:
7/28/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $37,030,978, 3.5%, 8/1/42)	36,305	36,300
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.09%, dated: - continued
8/6/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $28,979,897, 3.5% - 4%, 8/1/26 - 8/1/42)	$ 28,414	$ 28,410
8/12/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $22,136,171, 4%, 8/1/26)	21,703	21,700
8/19/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $14,701,343, 4%, 8/1/26)	14,413	14,411
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $82,629,181, 1.63% - 5.5%, 2/20/24 - 3/15/55)	81,011	81,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.1%, dated:
7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $8,161,133, 2.1% - 6%, 9/1/23 - 7/1/44)	8,001	8,000
7/28/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $49,984,998, 2.24% - 6%, 3/1/26 - 7/1/44)	49,008	49,000
7/30/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $6,120,578, 2.24% - 6.5%, 8/1/24 - 7/1/44)	6,001	6,000
0.13%, dated 8/1/14 due 10/1/14 (Collateralized by U.S. Government Obligations valued at $43,865,069, 2.24% - 5%, 3/1/26 - 7/1/44)	43,009	43,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 9/5/14 (Collateralized by U.S. Treasury Obligations valued at $7,143,234, 0.25% - 3.63%, 7/31/15 - 2/15/21)	7,004	7,000
RBC Capital Markets Corp. at:
0.08%, dated:
7/8/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $49,744,450, 1.32% - 5%, 4/1/25 - 9/1/44)	48,769	48,763
7/14/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $37,189,252, 1.32% - 4%, 12/1/33 - 9/1/44)	36,461	36,456
7/18/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $38,281,453, 1.32% - 4.5%, 2/1/27 - 9/1/44)	37,532	37,527
0.09%, dated 7/1/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $48,561,727, 1.32% - 5%, 9/1/26 - 9/1/44)	47,609	47,602
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at: - continued
0.1%, dated 5/21/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $25,466,555, 1.32% - 5%, 2/1/28 - 9/1/44)	$ 24,968	$ 24,960
Wells Fargo Securities, LLC at:
0.08%, dated:
8/27/14 due 9/3/14 (Collateralized by U.S. Government Obligations valued at $9,641,169, 1% - 5.05%, 4/15/15 - 7/1/44)	9,452	9,452
8/29/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $24,090,575, 3% - 4.5%, 8/1/29 - 8/20/44)	23,618	23,618
0.13%, dated 8/6/14 due:
11/6/14 (Collateralized by U.S. Government Obligations valued at $29,000,267, 2.5% - 4%, 8/1/29 - 8/1/44)	28,419	28,410
11/7/14 (Collateralized by U.S. Government Obligations valued at $32,630,221, 3%, 7/1/29)	31,972	31,961
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,224,001)	1,224,001
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,267,402)		2,267,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,050
NET ASSETS - 100%	$ 2,268,452
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$533,116,000 due 9/02/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 77,218
Bank of America NA	133,139
HSBC Securities (USA), Inc.	22,037
Mizuho Securities USA, Inc.	40,641
Societe Generale	89,410
Wells Fargo Securities LLC	170,671
$ 533,116
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2014, the cost of investment securities for income tax purposes was $2,267,402,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014